Financial Risk and Fair Value Disclosures - Assets and Liabilities Measured and Recorded at Fair Value on a Recurring Basis (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss, current	$ 1,216,634	$ 43,327	$ 722,794
Financial assets at fair value through profit or loss, noncurrent	14,826,087	527,995	13,298,679
Financial assets at fair value through other comprehensive income, noncurrent	10,526,144	374,863	14,723,232
Financial liabilities at fair value through profit or loss, current	2,326	$ 83
Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss, current	1,049,334		668,476
Financial assets at fair value through profit or loss, noncurrent	5,546,320		4,737,027
Financial assets at fair value through other comprehensive income, noncurrent	9,058,372		13,417,308
Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss, current	2,384
Financial assets at fair value through profit or loss, noncurrent	393,856		340,255
Financial liabilities at fair value through profit or loss, current	2,326
Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss, current	164,916		54,318
Financial assets at fair value through profit or loss, noncurrent	8,885,911		8,221,397
Financial assets at fair value through other comprehensive income, noncurrent	$ 1,467,772		$ 1,305,924